Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance Table

Pay Versus Performance
Year (a)	Summary Compensation Table Total for PEO (b)(1)	Compensation Actually Paid to PEO (c)(1)(2)	Average Summary Compensation Table Total for Non-PEO Named Executive Officers (d)(1)	Average Compensation Actually Paid to Non-PEO Named Executive Officers (e)(1)(2)	Value of Initial Fixed $100 Investment Based On:		Net Income (h)	Adjusted Free Cash Flow (i)(4)
					PHINIA Total Shareholder Return (f)(3)	Peer Group Total Shareholder Return (g)(3)

2024	$9,729,623	$19,984,947	$1,807,233	$2,911,033	$136.62	$95.99	$79,000,000	$253,000,000

2023	$8,180,043	$9,382,637	$1,714,367	$1,737,186	$83.97	$97.97	$102,000,000	$161,000,000

(1)Mr. Ericson served as our principal executive officer (PEO) for each of 2024 and 2023. Our 2024 non-PEO NEOs included Mses. Gropp and Di Beasi and Messrs. Boyle and Logar. Our 2023 non-PEO NEOs included Mses. Gropp and Di Beasi and Messrs. Boyle and Todd Anderson.
(2)For each of 2024 and 2023, the values included in this column for the compensation actually paid to our PEO and the average compensation actually paid to our non-PEO NEOs reflect the following adjustments to the values included in column (b) and column (d), respectively:

PEO	2024	2023

Summary Compensation Table (SCT) Total for PEO (column (b))	$9,729,623	$8,180,043
- aggregate change in actuarial present value of pension benefits	0	0
+ service cost of pension benefits	0	0
+ prior service cost of pension benefit	0	0
- SCT “Stock Awards” column value	5,951,898	5,891,782
- SCT “Option Awards” column value	0	0
+ year-end fair value of equity awards granted in the covered year that are outstanding and unvested as of the covered year-end	11,161,704	6,357,568
+/- change in fair value of equity awards granted in prior years that are outstanding and unvested as of the covered year-end	3,966,249	(51,145)
+ vesting date fair value of equity awards granted and vested in the covered year	0	787,953
+/- change in fair value of equity awards granted in prior years that vested in the covered year	1,079,269	0
- fair value as of prior-year end of equity awards granted in prior years that failed to vest in the covered year	0	0
+ dollar value of dividends/earnings paid prior to the vesting date on equity awards in the covered year	0	0
+ excess fair value for equity award modifications	0	0
Compensation Actually Paid to PEO (column (c))	$19,984,947	$9,382,637

Average for Non-PEO NEOs	2024	2023

Average SCT Total for Non-PEO NEOs (column (d))	$1,807,233	$1,714,367
- aggregate change in actuarial present value of pension benefits	0	0
+ service cost of pension benefits	0	0
+ prior service cost of pension benefits	0	0
- SCT “Stock Awards” column value	765,476	619,720
- SCT “Option Awards” column value	0	0
+ year-end fair value of equity awards granted in the covered year that are outstanding and unvested as of the covered year-end	1,435,510	696,715
+/- change in fair value of equity awards granted in prior years that are outstanding and unvested as of the covered year-end	413,046	(6,269)
+ vesting date fair value of equity awards granted and vested in the covered year	0	0
+/- change in fair value of equity awards granted in prior years that vested in the covered year	20,720	(47,907)
- fair value as of prior-year end of equity awards granted in prior years that failed to vest in the covered year	0	0
+ dollar value of dividends/earnings paid prior to the vesting date on equity awards in the covered year	0	0
+ excess fair value for equity award modifications	0	0
Average Compensation Actually Paid to Non-PEO NEOs (column (e))	$2,911,033	$1,737,186
(3)TSR for the Company and the peer group was calculated as the yearly percentage change in cumulative TSR based on a deemed fixed investment of $100 at market close on July 5, 2023 and in accordance with Items 201(e) and 402(v) of Regulation S-K. For purposes of this pay versus performance disclosure, our peer group is the same peer group used for purposes of the performance graph included in the 2024 Annual Report, the S&P 600 Automotive Parts & Equipment Index (for purposes of this Pay Versus Performance section only, the Peer Group). Because fiscal years are presented in the table in reverse chronological order (from top to bottom), the table should be read from bottom to top for purposes of understanding cumulative returns over time.
(4)Adjusted Free Cash Flow is calculated as set forth in Annex A.

Company Selected Measure Name	Adjusted Free Cash Flow
Named Executive Officers, Footnote	Mr. Ericson served as our principal executive officer (PEO) for each of 2024 and 2023. Our 2024 non-PEO NEOs included Mses. Gropp and Di Beasi and Messrs. Boyle and Logar. Our 2023 non-PEO NEOs included Mses. Gropp and Di Beasi and Messrs. Boyle and Todd Anderson.
Peer Group Issuers, Footnote	For purposes of this pay versus performance disclosure, our peer group is the same peer group used for purposes of the performance graph included in the 2024 Annual Report, the S&P 600 Automotive Parts & Equipment Index (for purposes of this Pay Versus Performance section only, the Peer Group). Because fiscal years are presented in the table in reverse chronological order (from top to bottom), the table should be read from bottom to top for purposes of understanding cumulative returns over time.
PEO Total Compensation Amount	$ 9,729,623	$ 8,180,043
PEO Actually Paid Compensation Amount	19,984,947	9,382,637
Non-PEO NEO Average Total Compensation Amount	1,807,233	1,714,367
Non-PEO NEO Average Compensation Actually Paid Amount	$ 2,911,033	1,737,186
Compensation Actually Paid vs. Net Income

☐	PEO CAP	☐	Avg Non-PEO NEO CAP	☐	Net Income

Compensation Actually Paid vs. Company Selected Measure

☐	PEO CAP	☐	Avg Non-PEO NEO CAP	☐	Adjusted Free Cash Flow

Total Shareholder Return Vs Peer Group

☐	PEO CAP	☐	Avg Non-PEO NEO CAP

	PHINIA TSR		Peer Group TSR

Tabular List, Table
The following table lists the financial performance measures that we believe represent the most important financial performance measures used to link compensation actually paid to our NEOs for 2024 to Company performance.

Adjusted Free Cash Flow
Economic Value Added
Relative TSR (compensation peer group)

Total Shareholder Return Amount	$ 136.62	83.97
Peer Group Total Shareholder Return Amount	95.99	97.97
Net Income (Loss)	$ 79,000,000	$ 102,000,000
Company Selected Measure Amount	253,000,000	161,000,000
PEO Name	Mr. Ericson
PEO | Mr. Ericson [Member] | Change in Pension Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0
PEO | Mr. Ericson [Member] | Pension Adjustments, Service Cost [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0
PEO | Mr. Ericson [Member] | Pension Adjustments, Prior Service Cost [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0
PEO | Mr. Ericson [Member] | Stock Awards Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	5,951,898	5,891,782
PEO | Mr. Ericson [Member] | Stock Options Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0
PEO | Mr. Ericson [Member] | Equity Awards Reported Value, Outstanding and Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	11,161,704	6,357,568
PEO | Mr. Ericson [Member] | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,966,249	(51,145)
PEO | Mr. Ericson [Member] | Equity Awards Granted and Vested in Current Period [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	787,953
PEO | Mr. Ericson [Member] | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,079,269	0
PEO | Mr. Ericson [Member] | Equity Awards that Failed to Meet Vesting Conditions [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0
PEO | Mr. Ericson [Member] | Equity Awards, Value of Dividends and Other Earnings Paid Adjustment [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0
PEO | Mr. Ericson [Member] | Equity Awards, Excess Fair Value for Award Modifications [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	0
Non-PEO NEO | Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted Free Cash Flow
Non-PEO NEO | Measure:: 2
Pay vs Performance Disclosure
Name	Economic Value Added
Non-PEO NEO | Measure:: 3
Pay vs Performance Disclosure
Name	Relative TSR (compensation peer group)
Non-PEO NEO | Change in Pension Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	0
Non-PEO NEO | Pension Adjustments, Service Cost [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0
Non-PEO NEO | Pension Adjustments, Prior Service Cost [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0
Non-PEO NEO | Stock Awards Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	765,476	619,720
Non-PEO NEO | Stock Options Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0
Non-PEO NEO | Equity Awards Reported Value, Outstanding and Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,435,510	696,715
Non-PEO NEO | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	413,046	(6,269)
Non-PEO NEO | Equity Awards Granted and Vested in Current Period [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0
Non-PEO NEO | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	20,720	(47,907)
Non-PEO NEO | Equity Awards that Failed to Meet Vesting Conditions [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0
Non-PEO NEO | Equity Awards, Value of Dividends and Other Earnings Paid Adjustment [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0
Non-PEO NEO | Equity Awards, Excess Fair Value for Award Modifications [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0